Subsequent Events	12 Months Ended
Dec. 31, 2025
HMH Holding BV And Subsidiaries [Member]
Subsequent Event [Line Items]
Subsequent events	21. Subsequent events The Company evaluated subsequent events through March 4, 2026, the date that the consolidated financial statements were available to be issued.
HMH Holding Inc. [Member]
Subsequent Event [Line Items]
Subsequent events
3. Subsequent events
Management has performed an analysis of activities and transactions through March 4, 2026, which is the date the financial statements were issued, to determine the need for any adjustments to or additional disclosures within these financial statements. We determined that there are no significant subsequent events requiring adjustment or disclosure.